ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State of incorporation									Nevada		Nevada
Date of incorporation									Jan. 05, 2011		Jan. 05, 2011
Operating loss	$ (35,808,404)	$ (9,355,293)	$ (9,474,796)	$ (15,861,823)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (44,349,428)	$ (19,692,013)	$ (36,423,391)	$ (168,323)	$ (17,452)
Accumulated deficit	$ (85,582,121)	$ (37,128,829)			$ (215,870)				$ (85,582,121)		$ (37,128,829)	$ (215,870)